Related-Party Transactions (Schedule of Cash Payments Made to Related Parties to Income Taxes) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Federal income taxes	$ 84	$ 76	$ 99	$ 61	$ 87
Texas margin taxes	28	24	24	23	22
Total payments	112	100	123	84	109
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Federal income taxes	67	61	79	49	70
Texas margin taxes	28	24	24	23	22
Total payments	95	85	103	72	92
Texas Transmission Investment LLC [Member]
Related Party Transaction [Line Items]
Federal income taxes	17	15	20	12	17
Total payments	$ 17	$ 15	$ 20	$ 12	$ 17